Sentinel Multi-Asset Income Fund
Sentinel Multi-Asset Income Fund
Investment Objective
The Fund seeks a high level of current income,
with a secondary objective of long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page 97 of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page 52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Multi-Asset Income Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Multi-Asset Income Fund		Class A	Class C	Class I
Management Fee		0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.26%	0.23%	0.22%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.06%	1.78%	0.77%
[1]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund through its investments in one or more underlying funds, including money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund's most recent annual report.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Multi-Asset Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	603	820	1,056	1,729
Class C	281	560	964	2,095
Class I	79	246	428	954

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Sentinel Multi-Asset Income Fund Class C	181	560	964	2,095

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in a broad range of debt instruments and equity securities. Sentinel has broad discretion to allocate assets among asset classes in order to pursue the Fund’s investment objective, and may shift the Fund’s investments from one asset class to another based on Sentinel’s analysis of the best opportunities for the Fund in a given market.

The debt instruments in which the Fund may invest include all varieties of fixed and floating rate instruments, including, without limitation, secured and unsecured bonds and mortgage-backed or other asset-backed securities. The debt instruments may be of any maturity and any credit quality, including high-yield (below investment-grade) bonds (sometimes called “junk bonds”). The Fund may invest up to 100% of its assets in debt instruments, and has the flexibility to invest exclusively in any one type of debt instrument, including junk bonds, or in any combination of debt instruments.

The Fund may invest in any stock or other equity security that Sentinel believes may assist the Fund in pursuing its investment objective, including common stocks of companies of any size or any market capitalization, preferred stock, utility stocks, publicly-traded real estate investment trusts (“REITs”) securities and other equity trusts and partnership interests, including master limited partnerships. The Fund may invest up to 100% of its assets in equity securities, but no more than 70% of its assets in equity securities of non-U.S. companies. Currently, the Fund expects to invest no more than 40% of its assets in equity securities.

The Fund may purchase or sell “to be announced” or “TBA” securities, which usually are transactions in which the Fund buys or sells agency mortgage-backed securities (“MBS”) on a forward commitment basis. In a TBA transaction, the seller of the agency MBS agrees on a sale price, but does not specify which particular securities will be delivered to the buyer on settlement day. Instead, only a few basic characteristics of the securities are agreed upon, such as the coupon rate and the face value. The Fund may engage in short sales of agency MBS that the Fund does not own, primarily as part of a TBA swap transaction. A TBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS.

Assets in which the Fund invests may be denominated in U.S. dollars or foreign currencies.

The Fund may invest in exchange-traded funds (“ETFs”) in carrying out its investment strategies.

The Fund may attempt to hedge various risks, such as interest rate, equity, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and interest rate caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund utilizes an active trading approach, which is expected to result in portfolio turnover greater than 100%.

The Fund may sell a security if it no longer meets the Fund’s investment criteria, or for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, or satisfy redemption requests, among others.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund:

•                  Asset Allocation Risk. The Fund’s allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

•                  Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction or clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

•                  ETF Risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will incur brokerage costs when purchasing and selling shares of ETFs.

•                  General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. Bonds with longer durations are generally more sensitive to interest rate changes than those with shorter durations. As of the date of this Prospectus, interest rates in the United States are at or near historic lows. If interest rates rise quickly, it may have a pronounced negative effect on the prices on the bonds held by the Fund. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. Fixed-income securities may be difficult to purchase and sell in adverse market conditions. In addition, corporate bonds may be downgraded or default. During periods of declining interest rates or for other reasons, bonds may be “called”, or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

•                  High Portfolio Turnover Risk. An active trading approach increases the Fund’s costs and may reduce the Fund’s performance. It may also increase the amount of capital gains tax that you have to pay on the Fund’s returns.

•                  Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

•                  Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

•                  Master Limited Partnership Risk. The common units of an MLP are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of a liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•                  Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

•                  Preferred Stocks Risk. Preferred stock represents an equity or ownership interest in a company. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

•                  Real Estate-Related Investments Risk. The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions and changes in the value of the underlying property, competition, zoning laws and other regulations, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

•                  Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

•                  Short Sales Risk. Short sale transactions involving TBA securities involve leverage risk because they can result in investment exposure greater than the amount of the initial investment. Entering into a short position involves speculative exposure risk. If the price of the security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may incur a loss (without a limit).

•                  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

•                  To-Be-Announced (“TBA”) Securities Risk. In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

•                  Utilities Industry Risk. Utility company equity securities, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements. In addition, utility companies are subject to state and federal regulation, both respect to rates and operations, and face the potential for increased costs due to additional regulation and litigation.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year since inception. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class A shares prior to June 30, 2012, has not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.30% to 0.25%. If it had, those returns would be higher.  Performance of the Class I shares prior to December 17, 2010 (the inception date for the Class I shares) is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge.  Effective July 1, 2014, the Fund changed its investment strategies. The performance information provided below for periods prior to July 1, 2014 relates to the Fund’s investment strategies that were in effect during such periods.

Inception: 2003

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 7.66% (quarter ended September 30, 2009) and the lowest return for a quarter was -10.97% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2014
Average Annual Returns Sentinel Multi-Asset Income Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		(1.60%)	6.09%	4.63%
Class C		1.83%	6.39%	4.33%
Class I		3.75%	7.29%	5.23%
After Taxes on Distributions Class A		(3.88%)	5.17%	3.52%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	0.56%	4.63%	3.37%
Standard & Poor’s 500 Index (Reflects no deduction for fees, expenses or taxes)		13.69%	15.45%	7.67%
Barclays US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[2]	5.97%	4.45%	4.71%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Barclays US Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy may include investments in the asset classes that comprise the index.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.